Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Feb. 12, 2016	Mar. 31, 2016	May. 13, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	May. 25, 2016	Feb. 25, 2016
Subsequent Event [Line Items]
Impairment of equity-method investments				$ 1,359		$ 0	$ 0
Property, plant, and equipment – net				28,600		27,322
Commercial paper				$ 499		798
Subsequent Event [Member]
Subsequent Event [Line Items]
Impairment of equity-method investments		$ 112
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.85		$ 0.85
Constitution Pipeline Company LLC [Member]
Subsequent Event [Line Items]
Variable Interest Entity Ownership Percentage				41.00%
Development Costs, Cumulative				$ 358
Williams Partners L. P. [Member]
Subsequent Event [Line Items]
Credit facility, loans outstanding				1,310	[1]	640
Williams Partners L. P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, loans outstanding								$ 1,300	$ 925
Commercial Paper [Member] | Williams Partners L. P. [Member]
Subsequent Event [Line Items]
Commercial paper				499		$ 798
Commercial Paper [Member] | Williams Partners L. P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Commercial paper								$ 158
Canada [Member]
Subsequent Event [Line Items]
Property, plant, and equipment – net				$ 1,000

[1]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.